Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Treasury shares	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2023		$ 13,562	$ (4,796)	$ 74,397	$ 2,462	$ 5,584	$ (3,109)	$ 85,624
Acquisition of treasury shares			(1,900)					(1,900)
Delivery of treasury shares under share-based compensation plans		(1,051)	1,133					82
Other disposal of treasury shares		1	65					66
Share-based compensation expensed in the income statement		610						610
Tax (expense) / benefit		14						14
Dividends		(1,128)		(1,128)				(2,256)
Equity classified as obligation to purchase own shares		(27)						(27)
Translation effects recognized directly in retained earnings				(63)	63		63	0
Share of changes in retained earnings of associates and joint ventures				(1)				(1)
New consolidations / (deconsolidations) and other increases / (decreases)		106		8				114
Total comprehensive income for the period	$ 1,369			2,964	(1,608)	(1,252)	(327)	1,356	$ 13
of which: net profit / (loss)	2,939			2,890				2,890	48
of which: OCI, net of tax	(1,570)			73	(1,608)	(1,252)	(327)	(1,535)
Balance at Jun. 30, 2024	84,218	12,089	(5,498)	76,176	917	4,332	(3,373)	83,683	535
Balance at Dec. 31, 2024	85,574	12,359	(6,402)	78,035	1,088	3,830	(2,585)	85,079
Total comprehensive income for the period	3,345							3,319	26
of which: net profit / (loss)	1,702							1,692	10
of which: OCI, net of tax	1,643							1,628
Balance at Mar. 31, 2025	87,590
Balance at Dec. 31, 2024	85,574	12,359	(6,402)	78,035	1,088	3,830	(2,585)	85,079
Acquisition of treasury shares			(2,249)					(2,249)
Delivery of treasury shares under share-based compensation plans		(1,344)	1,456					112
Other disposal of treasury shares		0	88					88
Cancellation of treasury shares related to the 2022 share repurchase program		(1,145)	2,277	(1,133)				0
Share-based compensation expensed in the income statement		621						621
Tax (expense) / benefit		17						17
Dividends		(1,433)		(1,433)				(2,866)
Equity classified as obligation to purchase own shares		(81)						(81)
Translation effects recognized directly in retained earnings				50	(50)		(50)	0
Share of changes in retained earnings of associates and joint ventures				(2)				(2)
New consolidations / (deconsolidations) and other increases / (decreases)		(98)		0				(98)
Total comprehensive income for the period	8,703			4,209	4,446	3,305	1,107	8,655	48
of which: net profit / (loss)	4,105			4,087				4,087	18
of which: OCI, net of tax	4,598			122	4,446	3,305	1,107	4,568
Balance at Jun. 30, 2025	89,699	8,896	(4,830)	79,726	5,485	7,135	(1,527)	89,277	422
Balance at Mar. 31, 2025	87,590
Total comprehensive income for the period	5,357							5,335	22
of which: net profit / (loss)	2,402							2,395	7
of which: OCI, net of tax	2,955							2,941
Balance at Jun. 30, 2025	$ 89,699	$ 8,896	$ (4,830)	$ 79,726	$ 5,485	$ 7,135	$ (1,527)	$ 89,277	$ 422